Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock par value	$ 0.0005	$ 0.0005
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock shares authorized	200,000,000	200,000,000
Common stock par value	$ 0.0005	$ 0.0005
Common stock shares issued	16,170,624	16,527,249
Common stock shares outstanding	16,170,624	16,527,249
Common Class A [Member]
Common stock shares authorized	150,000,000	150,000,000
Common Class B [Member]
Common stock shares authorized	25,000,000	25,000,000